UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528

Insured Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — 166.13%
California — 50.65%
California State Department of Water Resources Revenue-Central Valley Project-Series AC (MBIA Insured), 5.000%, due 12/01/27	Aaa	AAA	3,000,000	3,108,030
California State General Obligation (FGIC Insured), 7.000%, due 11/01/12	Aaa	AAA	30,000	30,389
California State General Obligation Refunding-Series 2, 5.000%, due 09/01/27	A1	A+	7,000,000	7,131,110
Chino Valley Unified School District-Series A (FSA Insured), 5.000%, due 08/01/26	Aaa	AAA	3,305,000	3,418,527
Contra Costa County Public Financing Lease Revenue Refunding-Medical Center-Series B (MBIA Insured), 5.000%, due 06/01/17	Aaa	AAA	12,000,000	13,142,520
Long Beach Finance Authority Lease Revenue-Aquarium of the South Pacific (AMBAC Insured), 5.500%, due 11/01/15	Aaa	AAA	2,000,000	2,160,120
Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured), 5.000%, due 08/01/25	Aaa	AAA	5,000,000	5,250,700
5.000%, due 06/01/26	Aaa	AAA	9,000,000	9,433,350
Los Angeles County Sanitation Districts Financing Authority Revenue-Capital Projects-Series A (FSA Insured), 5.000%, due 10/01/20	Aaa	AAA	8,475,000	9,013,417
Los Angeles Wastewater System Revenue Refunding-Subseries A (MBIA Insured), 5.000%, due 06/01/26	Aaa	AAA	11,625,000	11,964,217
Los Angeles Water & Power Revenue-Power System-Series A, Subseries A-2 (MBIA-IBC Insured), 5.000%, due 07/01/30	Aaa	AAA	5,000,000	5,150,600
Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured), 5.000%, due 07/01/25	Aaa	AAA	6,000,000	6,249,600

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
California — (concluded)
Manteca Financing Authority Water Revenue-Series A (MBIA Insured), 4.750%, due 07/01/33	Aaa	AAA	15,000,000	15,093,750
Metropolitan Water District of Southern California Waterworks Revenue-Series A (FSA Insured), 5.000%, due 07/01/35	Aaa	AAA	10,000,000	10,412,200
Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (FGIC Insured), 5.250%, due 06/01/34	Aaa	AAA	7,160,000	7,511,413
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured), 5.000%, due 12/01/27	Aaa	AAA	10,000,000	10,306,200
Sacramento Municipal Utility District Electric Revenue-Municipal Utility District-Series R (MBIA Insured), 5.000%, due 08/15/19	Aaa	AAA	7,000,000	7,421,330
5.000%, due 08/15/33	Aaa	AAA	5,000,000	5,142,750
San Francisco City & County Airports Commission International Airport Revenue Refunding-Second Series 27B (FGIC Insured), 5.250%, due 05/01/15	Aaa	AAA	4,000,000	4,232,440
San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA Insured), 5.000%, due 11/01/25	Aaa	AAA	3,000,000	3,118,740
San Jose Libraries, Parks & Public Safety Project (MBIA Insured), 5.000%, due 09/01/27	Aaa	AAA	7,910,000	8,189,381
Walnut Energy Center Authority Revenue-Series A (AMBAC Insured), 5.000%, due 01/01/34	Aaa	AAA	3,825,000	3,916,494
				151,397,278
District of Columbia — 4.12%
District of Columbia Hospital Revenue Refunding-Medlantic Healthcare-Series A (Escrowed to Maturity) (MBIA Insured), 5.750%, due 08/15/14	Aaa	AAA	4,000,000	4,048,120

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
District of Columbia — (concluded)
District of Columbia Water & Sewer Authority Public Utility Revenue-Subordinate Lien Revenue (FGIC Insured), 5.000%, due 10/01/33	Aaa	AAA	6,000,000	6,119,640
Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (MBIA Insured), 5.250%, due 10/01/16(1)	Aaa	AAA	2,000,000	2,148,780
				12,316,540
Florida — 14.58%
Florida State Board of Education-Capital Outlay-Series E (FGIC Insured), 5.000%, due 06/01/24	Aaa	AAA	8,000,000	8,318,720
Florida State Board of Education-Public Education-Series A (FSA Insured), 5.000%, due 06/01/27	Aaa	AAA	10,220,000	10,541,317
Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (MBIA Insured),(1) 5.750%, due 06/01/16	Aaa	AAA	1,060,000	1,138,376
5.750%, due 06/01/17	Aaa	AAA	1,115,000	1,194,176
5.750%, due 06/01/18	Aaa	AAA	1,175,000	1,255,981
5.750%, due 06/01/19	Aaa	AAA	1,240,000	1,325,461
Miami-Dade County Aviation Revenue Refunding-Miami International Airport- Series B (XLCA Insured), 5.000%, due 10/01/18(1)	Aaa	AAA	10,000,000	10,343,300
Miami-Dade County Expressway Authority Toll System Revenue-Series B (FGIC Insured), 5.250%, due 07/01/26	Aaa	AAA	3,000,000	3,179,490
Miami-Dade County School Board-Certificates of Participation-Series A (FGIC Insured), 5.000%, due 05/01/21	Aaa	AAA	6,000,000	6,296,220
				43,593,041
Georgia — 6.24%
Atlanta Airport Revenue Refunding-Series D (FGIC Insured), 5.250%, due 01/01/15(1)	Aaa	AAA	11,545,000	12,207,106

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
Georgia — (concluded)
Columbus Building Authority Lease Revenue-Series A (FGIC Insured), 5.250%, due 01/01/16	Aaa	AAA	1,015,000	1,110,440
George L Smith II World Congress Center Authority Revenue Refunding-Domed Stadium Project (MBIA Insured), 5.750%, due 07/01/14(1)	Aaa	AAA	5,000,000	5,304,250
Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (MBIA-IBC Insured), 10.000%, due 01/01/10	Aaa	AAA	15,000	16,955
				18,638,751
Illinois — 3.89%
Chicago General Obligation-Series A (Pre-refunded with US Government Securities to 01/01/14 @ 100) (FSA Insured), 5.000%, due 01/01/25	Aaa	AAA	1,240,000	1,346,863
5.000%, due 01/01/26	Aaa	AAA	1,650,000	1,792,197
Chicago General Obligation-Unrefunded Balance-Series A (FSA Insured), 5.000%, due 01/01/25	Aaa	AAA	260,000	269,118
5.000%, due 01/01/26	Aaa	AAA	350,000	361,715
Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (MBIA Insured), 5.750%, due 09/01/18	Aaa	AAA	4,500,000	5,093,100
Metropolitan Pier & Exposition Authority Dedicated State Tax-Series A-2002 (Escrowed to Maturity) (FGIC Insured), 5.500%, due 12/15/23	Aaa	AAA	2,395,000	2,759,447
				11,622,440
Indiana — 4.66%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B, 5.000%, due 02/15/30	A2	A+	5,000,000	4,780,550

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
Indiana — (concluded)
Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project, 5.100%, due 01/15/17(1)	Baa2	BBB	8,000,000	8,077,120
Indiana University Revenue-Student Fee-Series O (FGIC Insured), 5.250%, due 08/01/18	Aaa	AAA	1,000,000	1,073,340
				13,931,010
Maine — 5.15%
Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured), 5.500%, due 07/01/23	NR	AAA	4,785,000	4,831,462
Maine Health & Higher Educational Facilities Authority Revenue-Series A (MBIA Insured), 5.000%, due 07/01/29	Aaa	NR	10,200,000	10,560,978
				15,392,440
Massachusetts — 0.52%
Massachusetts State Port Authority Revenue-US Airways Project (MBIA Insured), 6.000%, due 09/01/21(1)	Aaa	AAA	1,500,000	1,552,500
Michigan — 3.92%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D, 5.000%, due 08/15/25	Aa3	AA-	5,525,000	5,619,257
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A, 5.000%, due 12/01/26	Aa2	AA-	6,000,000	6,094,680
				11,713,937
Minnesota — 1.75%
Minneapolis & St. Paul Metropolitan Airport Commission Airport Revenue-Series B (FGIC Insured), 6.000%, due 01/01/19(1),(2)	Aaa	AAA	5,000,000	5,219,900

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
Nevada — 2.68%
Clark County-Bond Bank-Unrefunded Balance (MBIA Insured), 5.000%, due 06/01/32	Aaa	AAA	7,820,000	8,020,427
New Mexico — 2.92%
University of New Mexico Revenue-Hospital Mortgage (FSA-FHA Insured), 5.000%, due 01/01/23	Aaa	AAA	4,130,000	4,306,681
5.000%, due 07/01/23	Aaa	AAA	4,230,000	4,410,960
				8,717,641
New York — 19.50%
Erie County Industrial Development Agency School Facilities Revenue-City School District Buffalo Project-Series A (FSA Insured), 5.750%, due 05/01/19	Aaa	AAA	5,500,000	6,334,405
Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured), 5.250%, due 11/15/24	Aaa	AAA	5,650,000	6,029,115
New York City General Obligation-Subseries F-1, 5.000%, due 09/01/25	A1	AA-	4,615,000	4,747,866
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project,(1) 5.000%, due 01/01/10	A3	BBB+	2,780,000	2,836,156
5.500%, due 01/01/15	A3	BBB+	5,000,000	5,297,400
5.500%, due 01/01/16	A3	BBB+	6,685,000	7,102,278
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100) 5.500%, due 01/01/18(1)(3)	A3	BBB+	2,750,000	2,889,672
New York City Municipal Water Finance Authority Water & Sewer System Revenue- Series C (MBIA Insured), 5.000%, due 06/15/26	Aaa	AAA	7,000,000	7,318,640
5.000%, due 06/15/27	Aaa	AAA	10,080,000	10,512,734
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds (AMBAC Insured), 5.125%, due 11/15/26	Aaa	AAA	5,000,000	5,231,700
				58,299,966

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (continued)
Ohio — 3.16%
Buckeye Tobacco Settlement Financing Authority-Asset Backed Senior Turbo-Series A-2, 5.125%, due 06/01/24	Baa3	BBB	10,000,000	9,452,800
Pennsylvania — 6.85%
Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured), 5.000%, due 12/01/23	Aaa	AAA	15,390,000	16,232,603
Philadelphia Authority For Industrial Development Airport Revenue-Philadelphia Airport System Project-Series A (FGIC Insured), 5.500%, due 07/01/18(1)	Aaa	AAA	4,000,000	4,249,200
				20,481,803
Puerto Rico — 3.37%
University of Puerto Rico-University Revenue Refunding System-Series P, 5.000%, due 06/01/21	Baa2	BBB	10,000,000	10,081,600
South Carolina — 10.68%
Medical University of South Carolina Hospital Authority-Hospital Facilities Revenue Refunding-Series A (MBIA-FHA Insured), 5.250%, due 02/15/25	Aaa	AAA	2,500,000	2,601,850
South Carolina Public Service Authority Revenue-Santee Cooper-Series A (MBIA Insured), 5.000%, due 01/01/25	Aaa	AAA	20,000,000	20,966,800
South Carolina Transportation Infrastructure Bank Revenue-Series A (AMBAC Insured), 5.000%, due 10/01/33	Aaa	NR	8,180,000	8,358,733
				31,927,383
Tennessee — 0.70%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured), 6.000%, due 03/01/24(1)	Aaa	AAA	2,000,000	2,091,100

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Long-term municipal bonds — (concluded)
Texas — 12.43%
Fort Bend Independent School District Refunding-Series A (PSF-GTD), 5.250%, due 08/15/26	NR	AAA	5,170,000	5,473,686
Houston Utility System Revenue Refunding-First Lien-Series A (FGIC Insured), 5.250%, due 05/15/23	Aaa	AAA	13,500,000	14,381,820
Houston Utility System Revenue Refunding-First Lien-Series A (MBIA Insured), 5.250%, due 05/15/25	Aaa	AAA	5,665,000	6,004,107
Jefferson County General Obligation Refunding (FGIC Insured), 5.250%, due 08/01/20	Aaa	AAA	2,000,000	2,129,520
Wylie Independent School District Refunding (PSF-GTD), 5.000%, due 08/15/30	Aaa	AAA	9,000,000	9,160,470
				37,149,603
Washington — 7.95%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA Insured), 6.050%, due 07/01/32(1)	Aaa	AAA	15,000,000	16,430,850
Cowlitz County School District No. 458 Kelso (FSA Insured), 5.750%, due 12/01/15	Aaa	NR	2,220,000	2,429,346
Cowlitz County School District No. 458 Kelso (Pre-refunded with US Government Securities to 06/01/12 @ 100) (FSA Insured), 5.750%, due 12/01/18	Aaa	NR	1,000,000	1,088,320
King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (MBIA Insured), 5.000%, due 12/01/18	Aaa	AAA	1,500,000	1,597,620
5.000%, due 12/01/19	Aaa	AAA	2,095,000	2,220,113
				23,766,249
Wisconsin — 0.41%
Ladysmith-Hawkins School District Refunding (FGIC Insured), 5.500%, due 04/01/20	Aaa	NR	1,105,000	1,221,246
Total long-term municipal bonds (cost — $497,086,830)				496,587,655

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Short-term municipal notes(4) — 2.22%
Florida — 0.40%
Jacksonville Health Facilities Authority Hospital Revenue-Charity Obligated Group-Series C (MBIA Insured), 3.700%, due 01/02/08	VMIG-1	A-1+	1,100,000	1,100,000
Orange County School Board Certificates of Participation-Series C (MBIA Insured), 3.670%, due 01/02/08	VMIG-1	A-1+	100,000	100,000
				1,200,000
Illinois — 0.31%
Illinois Development Finance Authority Revenue-Jewish Federation of Metropolitan Chicago Projects (AMBAC Insured), 3.750%, due 01/02/08	VMIG-1	NR	925,000	925,000
Massachusetts — 0.54%
Massachusetts State Health & Educational Facilities Authority Revenue-Children’s Hospital-Series L-2 (AMBAC Insured), 3.700%, due 01/02/08	VMIG-1	A-1+	1,600,000	1,600,000
Missouri — 0.30%
Missouri Development Financing Board Cultural Facilities Revenue-Nelson Gallery Funding-Series B (MBIA Insured), 3.750%, due 01/02/08	VMIG-1	A-1+	900,000	900,000
Oklahoma — 0.07%
Oklahoma State Industrial Authority Revenue Refunding-Integris Baptist-Series B (MBIA Insured), 3.750%, due 01/02/08	VMIG-1	A-1+	200,000	200,000
Texas — 0.40%
Harris County Health Facilities Development Corp. Hospital Revenue-Texas Children’s Hospital-Series B-1 (MBIA Insured), 3.750%, due 01/02/08	VMIG-1	A-1+	300,000	300,000
Harris County Health Facilities Development Corp. Special Facilities Revenue-Texas Medical Center Project-Series B (FSA Insured), 3.750%, due 01/02/08	VMIG-1	A-1+	900,000	900,000
				1,200,000

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

	Moody’s rating	S&P rating	Face amount ($)	Value ($)
Short-term municipal notes(4) — (concluded)
Virginia — 0.20%
Roanoke Industrial Development Authority Hospital Revenue-Carilion Health System-Series C-1 (FSA Insured), 3.750%, due 01/02/08	VMIG-1	A-1+	600,000	600,000
Total short-term municipal notes (cost — $6,625,000)				6,625,000
Total investments (cost — $503,711,830)(5),(6) — 168.35%				503,212,655
Other assets in excess of liabilities — 1.91%				5,693,904
Liquidation value of auction preferred shares — (70.26)%				(210,000,000)
Net assets applicable to common shareholders — 100.00%				298,906,559

(1)	Security subject to Alternative Minimum Tax.

(2)	Entire amount delivered to broker as collateral for futures transactions.

(3)	Floating rate security. The interest rate shown is the current rate as of December 31, 2007.

(4)	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2007.

(5)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2007 were $3,546,178 and $4,045,353, respectively, resulting in net unrealized depreciation of investments of $499,175.

(6)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

Insured Municipal Income Fund Inc.

Schedule of investments – December 31, 2007 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

XLCA	XL Capital Assurance

Futures contracts

Number of contracts	Sale contracts	Expiration dates	Proceeds ($)	Current value ($)	Unrealized appreciation/ (depreciation) ($)
350	US Treasury Bond 30 Year Futures	March 2008	41,155,156	40,731,250	423,906
80	US Treasury Note 10 Year Futures	March 2008	9,062,377	9,071,250	(8,873)
			50,217,533	49,802,500	415,033

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 29, 2008